SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 13. SUBSEQUENT EVENTS

On April 30, 2014 the Company entered into a Purchase and Sale Agreement (“Agreement”) with Edwin S. Nichols Exploration, Inc., a Texas corporation (“Seller”). The Company purchased ninety-five percent (95%) of Seller’s interest in the “Paid-Up” Oil and Gas Lease covering lands located in Crockett County, State of Texas, more specifically, leases dated June 16, 2012 referred to as the Padgitt Leases covering 596 net acres. The Company acquired these leases for the purchase price of $750 per acre (total consideration equal to $424,650). The terms of the Agreement required the Company to provide a non-refundable deposit of $20,000 upon signing (April 20, 2014), with another payment of $200,000 due on June 30, 2014, and final payment of $204,650 due on September 2, 2014.

On January 27, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a German Corporation, for the sale and issuance of 854,701 shares of the Company’s common stock for a purchase price of $200,000, and warrants to purchase an aggregate of 100,000 shares of Common Stock, at an exercise price of $.30 per share. The Warrants are exercisable immediately and expire January 27, 2017.

On February 3, 2014, ASPS elected to convert its $50,000 loan plus interest to date (totaling $52,153) to Two Hundred-thousand, Five Hundred-ninety (200,590) common shares based on the previous days close (Friday, January 31, 2014) of $0.26 per share.